Exhibit 99.2

Unique LoanID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception Type	Exception Level Grade	Exception Level Rating	Exception	Exception Detail	Exception Information	Compensating Factors	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Compliance Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
30000159	XXXX	XXXX	XXXX	Compliance	2	B	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
									LO compensation disclosure not provided.		XX/XX/XXXX	XX	Primary	Purchase		B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien
TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/XXXX)
									No seller paid fees disclosed on the final CD and missing seller's CD.		XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	The final CD did not include the HOA fee in the amount of non-escrowed property costs over 1 year. The correct amount should reflect $XXX.		XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000159	XXXX	XXXX	XXXX	Compliance	2	B	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
									Cure for 0% and 10% tolerance violations ($XXX) was not provided.		XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/XXXX)	Earlier dated CD not provided, the only CD in the file is the final CD.		XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (XXX)
									The LE reflects a lender credit of $XXX, however the final CD reflects a lender credit of $XXX, no cure provided.		XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/XX/XXXX)	An earlier dated LE was not provided.		XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Final CD reflects an increase in fees subject to 10% variance: LE dated XX/XX/XXXX discloses fees subject to 10% variance totaling $XXX.  Final Closing Disclosure includes fees subject to 10% variance totaling $XXX  This is a $XXX increase from binding amounts ($XXX above 10% threshold).
											XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000159	XXXX	XXXX	XXXX	Compliance	3	B	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)
Cure for 0% tolerance violation for the credit report ($XXX) is not provided. A COC is in file dated XX/XX/XXXX which discloses the change however there is not an LE or CD dated  within 3 days after the change was disclosed.
											XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000394	XXXX	XXXX	XXXX	Compliance	2	B	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits
TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
									Cure for (transfer tax fee) of ($XXX) was not provided.		XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000394	XXXX	XXXX	XXXX	Compliance	3	B	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXX)	Fee was not disclosed on Loan Estimate.		XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
30000395	XXXX	XXXX	XXXX	Compliance	3	B	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.		XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	Safe Harbor QM	Safe Harbor QM	No
30000395	XXXX	XXXX	XXXX	Compliance	2	B	TRID Final Closing Disclosure Property Value
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/XX/XX/XXXX)

Final Closing Disclosure disclosed an appraised value of $XXX.00 which is the highest value of the two appraisals provided in the file File is missing lender's justification for using the highest value, as required by XXXX.
											XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	Safe Harbor QM	Safe Harbor QM	Yes
30000395	XXXX	XXXX	XXXX	Compliance	3	B	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)	Evidence of earlier borrower receipt was not found in file.		XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B	Safe Harbor QM	Safe Harbor QM	No